Document and Entity Information	0 Months Ended
Oct. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Oct. 03, 2014
Document Effective Date	Oct. 03, 2014
Prospectus Date	Oct. 01, 2014
Gotham Absolute 500 Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GFIVX